Note 20 - DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Segment, Discontinued Operations [Member]	Dec. 31, 2010 Segment, Discontinued Operations [Member]	Dec. 31, 2009 Segment, Discontinued Operations [Member]
Net sales	$ 462,265	$ 471,946	$ 446,594	$ 30,210	$ 22,736	$ 35,993
Cost of sales	410,450	428,051	389,571	(25,111)	(18,072)	(30,244)
Gross profit	51,815	43,895	57,023	5,099	4,664	5,749
Selling, general and administrative expenses	32,794	30,760	28,965	(4,809)	(3,545)	(4,456)
Recovery of doubtful accounts	(720)	(1,487)	(940)	68	377	752
Income from discontinued operations				358	1,496	2,045
Exchange gain, net						20
Interest income	1,555	1,409	492	129	110
Interest expenses				(1,336)	(1,197)	(1,000)
Other income (expenses)				(38)	37	85
Income (loss) before income tax	27,293	636	31,832	(887)	446	1,150
Gain on disposal of SPFO				1,962
Income from operations of discontinued SPFO		1,393	(2)	1,075	446	1,150
Income tax	8,383	4,566	6,441	(229)	(450)	(697)
Net income (loss) of discontinued operations				846	(4)	453
Net income (loss) attributable to non-controlling interests	0	846	(4)	(547)	(2)	222
Net income (loss) attributable to APWC				$ 1,393	$ (2)	$ 231